Change in Presentation Currency	9 Months Ended
May 31, 2022
Change In Presentation Currency
Change in Presentation Currency

4.	Change in Presentation Currency

Effective September 1, 2020, the Company changed its presentation currency to US dollars from CAD dollars. The Company believes that the change in presentation currency will provide shareholders with a better reflection of the Company’s business activities and enhance the comparability of the Company’s financial information to peers. The change in presentation currency represents a voluntary change in accounting policy, which is accounted for retrospectively. The interim consolidated financial statements for all periods presented have been translated into the new presentation currency in accordance with IAS 21 – The Effects of Changes in Foreign Exchange Rates.

The condensed interim consolidated statements of earnings (loss) and comprehensive Income (loss) and the condensed interim consolidated statements of cash flows have been translated into the presentation currency using the average exchange rates prevailing during each reporting period. In the condensed interim consolidated statements of financial position, all assets and liabilities have been translated using the period end exchange rates, and all resulting exchange differences have been recognized in accumulated deficit. Asset and liability amounts previously reported in Canadian dollars have been translated into US dollars as at May 31, 2021, using the period end exchange rates of 1.207 CAD/USD, and shareholders’ equity balances have been translated using historical rates in effect on the date of the transactions.

The change in presentation currency resulted in the following impact on the May 31, 2021 condensed interim consolidated statement of financial position:

	As at May 31, 2021
	Reported at May 31, 2021 in CAD	Presentation currency change	Restated at May 31, 2021 in USD
Consolidated statement of financial position
Cash	21,320	(3,657)	17,663
Other current assets	1,817	(311)	1,506
Non-current assets	45,103	(7,737)	37,366
Total assets	68,240	(11,705)	56,535

Current liabilities	8,108	(1,391)	6,717
Long term debt	3,391	(582)	2,809
Total liabilities	11,499	(1,973)	9,526
Share capital	207,804	(49,675)	158,129
Reserves	5,602	(1,249)	4,353
Accumulated deficit and other comprehensive income	(154,770)	40,751	(114,019)
Non-controlling interests	(1,895)	441	(1,454)
Total shareholders’ equity	56,741	(9,732)	47,009

Total shareholders’ equity and liabilities	68,240	(11,705)	56,535

The change in presentation currency resulted in the following impact on the May 31, 2021 consolidated statement of comprehensive income (loss):

	Reported at May 31, 2021 in CAD Three months	Presentation currency change	Reported at May 31, 2021 in USD Three months
General and administrative expense	(2,273)	(184)	(2,089)
Other income (expense)	1,965	157	2,122
Net loss and comprehensive loss	(308)	341	33
Earnings per share – basic and diluted	(0.00)	-	0.00

	Reported at May 31, 2021 in CAD Nine months	Presentation currency change	Reported at May 31, 2021 in USD Nine months
General and administrative expense	(6,231)	1,085	(5,146)
Other income (expense)	4,344	(964)	3,380
Net loss and comprehensive loss	(1,887)	(121)	(1,766)
Earnings per share attributable to shareholders – basic and diluted	(0.01)	-	(0.01)

The change in presentation currency resulted in the following impact on the May 31, 2021 consolidated statement of cash flow:

	Reported at May 31, 2021 in CAD	Presentation currency change	Restated at May 31, 2021 in USD
Cash used in operating activities	(7,688)	2,742	(4,946)
Cash used in investing activities	(6,254)	1,276	(4,978)
Cash provided by financing activities	29,968	(6,434)	23,534
Net increase in cash	16,026	(2,416)	13,610
Cash beginning of period	5,294	(1,241)	4,053
Cash end of period	21,320	(3,657)	17,663